Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Revenues	€ 48,422	€ 48,693	€ 52,008
Depreciation and amortization	(10,582)	(9,049)	(9,396)
Operating income	4,537	6,522	6,791
Property, plant and equipment	32,228	33,295	34,225
Total allocated assets	118,877	114,047
Colombia Telecomunicaciones, S.A, ESP
Entity Information [Line Items]
Revenues	1,410	1,468	1,462
OIBDA	558	556	482
Depreciation and amortization	(386)	(385)	(357)
Operating income	172	171	125
CapEx	309	192	796
Property, plant and equipment	1,904	1,950	2,221
Total allocated assets	3,296	3,073	3,246
Total allocated liabilities	€ 1,825	€ 1,615	€ 1,790